Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Security—0.2%
U.S. Treasury Bond 2.875%, 5/15/49	$ 410	$554
Total U.S. Government Security (Identified Cost $498)		554

Municipal Bonds—0.1%
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	101
Michigan—0.0%
Tobacco Settlement Finance Authority Revenue Taxable Series A 7.309%, 6/1/34	125	125
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	305	292
Total Municipal Bonds (Identified Cost $528)		518

Foreign Government Securities—8.3%
Abu Dhabi Government International Bond 144A 3.125%, 4/16/30(1)	200	220
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	53
RegS 7.650%, 4/21/25(2)(3)	1,500	86
Dominican Republic
144A 6.875%, 1/29/26(1)	395	414
144A 5.950%, 1/25/27(1)	170	171
144A 5.875%, 1/30/60(1)	245	210
Federative Republic of Brazil 3.875%, 6/12/30	710	685
Kingdom of Morocco 144A 5.500%, 12/11/42(1)	800	976
Kingdom of Saudi Arabia
144A 3.625%, 3/4/28(1)	1,445	1,586
144A 3.250%, 10/22/30(1)	370	397
Republic of Argentine 5.875%, 1/11/28(2)	3,065	1,229
Republic of Belarus Ministry of Finance 144A 6.378%, 2/24/31(1)	485	467
Republic of Colombia
3.000%, 1/30/30	960	948
3.125%, 4/15/31	325	322
Republic of Egypt
144A 7.600%, 3/1/29(1)	790	804
144A 8.500%, 1/31/47(1)	745	726
	Par Value	Value

Foreign Government Securities—continued
144A 8.875%, 5/29/50(1)	$300	$296
Republic of Ghana 144A 8.125%, 3/26/32(1)	1,075	1,009
Republic of Indonesia
2.850%, 2/14/30	1,610	1,643
144A 4.350%, 1/8/27(1)	1,055	1,171
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	835	831
Republic of Kenya 144A 8.000%, 5/22/32(1)	625	616
Republic of Nigeria 144A 7.875%, 2/16/32(1)	825	776
Republic of Panama
4.300%, 4/29/53	475	566
3.870%, 7/23/60	815	923
Republic of Peruvian 2.783%, 1/23/31	505	539
Republic of South Africa
5.875%, 9/16/25	205	217
5.875%, 6/22/30	280	284
5.650%, 9/27/47	510	443
Republic of Turkey
4.875%, 10/9/26	405	375
7.625%, 4/26/29	1,870	1,967
5.250%, 3/13/30	1,025	917
Republic of Uruguay 5.100%, 6/18/50	325	419
Russian Federation
RegS 4.375%, 3/21/29(3)	1,800	2,045
RegS 5.250%, 6/23/47(3)	1,000	1,320
State of Israel 2.750%, 7/3/30	680	748
State of Qatar 144A 3.750%, 4/16/30(1)	1,025	1,167
Ukraine 144A 7.750%, 9/1/25(1)	1,220	1,271
United Mexican States
4.500%, 4/22/29	555	604
Series M 6.500%, 6/9/22	16,410MXN	738
Total Foreign Government Securities (Identified Cost $31,113)		30,179

Mortgage-Backed Securities—13.4%
Agency—0.3%
Federal National Mortgage Association
Pool #MA3663 3.500%, 5/1/49	519	546
Pool #CA4978 3.000%, 1/1/50	642	676
		1,222

Non-Agency—13.1%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	915	1,005
See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2015-SFR1, A 144A 3.467%, 4/17/52(1)	$634	$679
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	1,128
AMSR Trust 2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	671
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(4)	1,528	1,569
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	373	380
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	362	371
Banc of America Funding Trust
2005-1, 1A1 5.500%, 2/25/35	231	235
2006-2, 3A1 6.000%, 3/25/36	115	115
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	625	650
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(4)	1,000	1,044
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(4)	445	463
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	295	301
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	972	898
Citigroup Mortgage Loan Trust, Inc.
2019-IMC1, A1 144A 2.720%, 7/25/49(1)(4)	537	544
2015-A, A1 144A 3.500%, 6/25/58(1)(4)	143	147
2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	758	802
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	232
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(1)(4)	675	669
Credit Suisse Mortgage Capital Trust
2014-IVR2, A2 144A 3.762%, 4/25/44(1)(4)	181	190
2018-RPL8, A1 144A 4.125%, 7/25/58(1)(4)	1,802	1,844
Deephaven Residential Mortgage Trust
2017-1A, A2 144A 2.928%, 12/26/46(1)(4)	66	66
2017-2A, A2 144A 2.606%, 6/25/47(1)(4)	60	60
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(1)(4)	159	159
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	284	292
2018-2, A41 144A 4.500%, 10/25/58(1)(4)	252	258
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(4)	386	390
Homeward Opportunities Fund I Trust
	Par Value	Value

Non-Agency—continued
2018-1, A1 144A 3.766%, 6/25/48(1)(4)	$306	$312
2019-3, A1 144A 2.675%, 11/25/59(1)(4)	2,171	2,192
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	665	713
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	116	119
2014-5, B2 144A 2.960%, 10/25/29(1)(4)	255	250
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	423	426
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	785	792
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(4)	775	772
MASTR Alternative Loan Trust
2005-5, 2A3 5.500%, 7/25/25	380	379
2005-2, 2A1 6.000%, 1/25/35	260	277
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(4)	57	57
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(1)(4)	400	398
MetLife Securitization Trust
2017-1A, M1 144A 3.674%, 4/25/55(1)(4)	425	439
2019-1A, A1A 144A 3.750%, 4/25/58(1)(4)	633	669
New Residential Mortgage Loan Trust
2017-2A, A3 144A 4.000%, 3/25/57(1)(4)	516	554
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	80	85
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(4)	849	864
2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	457	476
2019-EXP3, 1A8 144A 3.500%, 10/25/59(1)(4)	581	596
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(4)	420	418
Progress Residential Trust
2017-SFR1, B 144A 3.017%, 8/17/34(1)	940	953
2018-SFR1, B 144A 3.484%, 3/17/35(1)	980	992
2018-SFR2, B 144A 3.841%, 8/17/35(1)	1,380	1,409
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(4)	712	715
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(4)	1,255	1,291
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(4)	680	681

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-2, A1 144A 3.475%, 11/25/24(1)(4)	$368	$367
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	727	738
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(4)	585	588
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(4)	310	313
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(4)	678	695
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	380	403
2015-5, A2 144A 3.500%, 5/25/55(1)(4)	690	716
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	450	480
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	485	504
2018-6, A1B 144A 3.750%, 3/25/58(1)(4)	2,700	2,898
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(4)	156	157
2015-2, 1M1 144A 3.250%, 11/25/60(1)(4)	710	742
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(1)(4)	1,394	1,369
Tricon American Homes Trust 2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	631
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,222
UBS Commercial Mortgage Trust 2012-C1, D 144A 5.755%, 5/10/45(1)(4)	1,259	912
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(4)	272	269
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(4)	380	381
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(4)	290	286
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(1)(4)	760	755
2019-INV1, A1 144A 3.402%, 12/25/59(1)(4)	481	492
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	315	333
		47,242

Total Mortgage-Backed Securities (Identified Cost $47,613)		48,464

Asset-Backed Securities—8.7%
Automobiles—5.6%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(1)	200	201
2019-1, B 144A 4.470%, 10/20/22(1)	640	617
	Par Value	Value

Automobiles—continued
American Credit Acceptance Receivables Trust
2018-1, C 144A 3.550%, 4/10/24(1)	$330	$330
2018-4, C 144A 3.970%, 1/13/25(1)	790	802
2020-2, D 144A 5.650%, 5/13/26(1)	670	705
Avid Automobile Receivables Trust 2019-1, C 144A 3.140%, 7/15/26(1)	930	939
Avis Budget Rental Car Funding AESOP LLC 2018-1A, A 144A 3.700%, 9/20/24(1)	1,335	1,344
Exeter Automobile Receivables Trust
2018-4A, D 144A 4.350%, 9/16/24(1)	865	901
2019-1A, D 144A 4.130%, 12/16/24(1)	1,415	1,462
GLS Auto Receivables Issuer Trust
2019-4A, B 144A 2.780%, 9/16/24(1)	1,340	1,358
2019-4A, C 144A 3.060%, 8/15/25(1)	1,475	1,489
GLS Auto Receivables Trust
2017-1A, C 144A 3.500%, 7/15/22(1)	1,180	1,188
2018-1A, B 144A 3.520%, 8/15/23(1)	1,155	1,168
2018-3A, C 144A 4.180%, 7/15/24(1)	1,015	1,052
Hertz Vehicle Financing II LP 2018-1A, A 144A 3.290%, 2/25/24(1)	1,370	1,357
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	660	665
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	710	715
Skopos Auto Receivables Trust 2018-1A, B 144A 3.930%, 5/16/22(1)	240	240
United Auto Credit Securitization Trust 2019-1, E 144A 4.290%, 8/12/24(1)	670	664
Veros Automobile Receivables Trust
2018-1, B 144A 4.050%, 2/15/24(1)	720	723
2020-1, B 144A 2.190%, 6/16/25(1)	810	808
Westlake Automobile Receivables Trust 2018-3A, D 144A 4.000%, 10/16/23(1)	1,360	1,388
		20,116

Credit Card—0.2%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	820	817
Other—2.9%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	501	503
2019-A, C 144A 4.010%, 7/16/40(1)	915	819
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	898	915

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Other—continued
BCC Funding Corp. XVI LLC 2019-1A, D 144A 3.940%, 7/20/27(1)	$930	$938
Business Jet Securities LLC 2019-1, A 144A 4.212%, 7/15/34(1)	430	418
Drug Royalty III LP 1 2016-1A, A 144A 3.979%, 4/15/27(1)	37	37
FREED ABS Trust
2019-1, B 144A 3.870%, 6/18/26(1)	665	661
2019-2, B 144A 3.190%, 11/18/26(1)	775	743
Hardee’s Funding LLC 2018-1A, A2I 144A 4.250%, 6/20/48(1)	894	909
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	785	773
Kabbage Funding LLC 2019-1, A 144A 3.825%, 3/15/24(1)	472	466
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	617	617
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	541	538
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	1,002	971
Prosper Marketplace Issuance Trust 2018-2A, B 144A 3.960%, 10/15/24(1)	579	580
Regional Management Issuance Trust 2018-2, A 144A 4.560%, 1/18/28(1)	655	665
		10,553

Total Asset-Backed Securities (Identified Cost $30,929)		31,486

Corporate Bonds and Notes—54.2%
Communication Services—6.3%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	705	666
Altice France S.A. 144A 7.375%, 5/1/26(1)	330	345
Baidu, Inc. 3.425%, 4/7/30	1,060	1,149
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	790	800
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	610	624
144A 4.500%, 8/15/30(1)	585	597
CenturyLink, Inc. 144A 4.000%, 2/15/27(1)	150	145
Cincinnati Bell, Inc. 144A 7.000%, 7/15/24(1)	773	788
Clear Channel Worldwide Holdings, Inc.
9.250%, 2/15/24	171	159
144A 5.125%, 8/15/27(1)	250	240
Consolidated Communications, Inc. 6.500%, 10/1/22	650	599
CSC Holdings LLC
144A 5.750%, 1/15/30(1)	725	757
144A 4.125%, 12/1/30(1)	550	545
144A 4.625%, 12/1/30(1)	500	486
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	320	232
144A 6.625%, 8/15/27(1)	620	332
	Par Value	Value

Communication Services—continued
DISH DBS Corp.
5.875%, 7/15/22	$300	$305
5.000%, 3/15/23	305	304
7.750%, 7/1/26	450	477
144A 7.375%, 7/1/28(1)	230	229
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	245	232
iHeartCommunications, Inc. 8.375%, 5/1/27	426	390
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(1)	500	504
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	455	464
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	650	649
Live Nation Entertainment, Inc.
144A 5.625%, 3/15/26(1)	370	337
144A 4.750%, 10/15/27(1)	580	499
McGraw-Hill Global Education Holdings LLC Senior Unsecured Notes 144A 7.875%, 5/15/24(1)	513	341
Meredith Corp. 6.875%, 2/1/26	436	361
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	340	354
Outfront Media Capital LLC 144A 6.250%, 6/15/25(1)	845	851
Sirius XM Radio, Inc.
144A 4.625%, 7/15/24(1)	160	164
144A 5.500%, 7/1/29(1)	325	344
Sprint Corp. 7.875%, 9/15/23	560	631
Sprint Spectrum Co. LLC 144A 5.152%, 3/20/28(1)	750	863
Telesat Canada
144A 4.875%, 6/1/27(1)	285	279
144A 6.500%, 10/15/27(1)	1,135	1,118
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	855	964
T-Mobile USA, Inc. 144A 2.550%, 2/15/31(1)	708	711
Twitter, Inc. 144A 3.875%, 12/15/27(1)	990	990
Univision Communications, Inc.
144A 5.125%, 2/15/25(1)	760	716
144A 6.625%, 6/1/27(1)	190	181
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	955	932
		22,654

Consumer Discretionary—5.9%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	625	607
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	860	836
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	845	873
Boyd Gaming Corp. 6.375%, 4/1/26	175	166
Carnival Corp. 144A 11.500%, 4/1/23(1)	120	130

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Clarios Global LP 144A 8.500%, 5/15/27(1)	$445	$447
Colt Merger Sub, Inc. 144A 5.750%, 7/1/25(1)	25	25
COLT Merger Sub, Inc.
144A 6.250%, 7/1/25(1)	215	213
144A 8.125%, 7/1/27(1)	210	204
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	545	578
Dana, Inc. 5.375%, 11/15/27	823	817
Downstream Development Authority of the Quapaw Tribe of Oklahoma 144A 10.500%, 2/15/23(1)	451	381
Eldorado Resorts, Inc. 6.000%, 9/15/26	214	231
Expedia Group, Inc.
144A 6.250%, 5/1/25(1)	435	464
144A 7.000%, 5/1/25(1)	65	68
Ford Motor Co. 9.000%, 4/22/25	674	729
Ford Motor Credit Co. LLC 5.125%, 6/16/25	280	281
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	746	612
General Motors Co. 6.800%, 10/1/27	635	740
Golden Nugget, Inc. 144A 8.750%, 10/1/25(1)	375	212
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	850	859
International Game Technology plc 144A 5.250%, 1/15/29(1)	200	194
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	340	348
Lear Corp. 3.800%, 9/15/27	835	847
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	410	406
M/I Homes, Inc. 4.950%, 2/1/28	1,130	1,123
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(1)	485	496
MGM Growth Properties Operating Partnership LP
5.750%, 2/1/27	380	389
4.500%, 1/15/28	130	127
MGM Resorts International 5.500%, 4/15/27	304	294
Michaels Stores, Inc. 144A 8.000%, 7/15/27(1)	310	269
Neiman Marcus Group Ltd. LLC 144A 8.000%, 10/25/24(1)(2)	428	17
PulteGroup, Inc. 7.875%, 6/15/32	525	671
QVC, Inc. 4.750%, 2/15/27	425	411
Royal Caribbean Cruises Ltd. 144A 9.125%, 6/15/23(1)	120	119
Sands China Ltd. 144A 4.375%, 6/18/30(1)	700	728
Scientific Games International, Inc.
144A 8.250%, 3/15/26(1)	570	506
144A 7.000%, 5/15/28(1)	175	140
	Par Value	Value

Consumer Discretionary—continued
Station Casinos LLC 144A 4.500%, 2/15/28(1)	$475	$399
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(1)	480	492
TRI Pointe Group, Inc. 5.875%, 6/15/24	825	851
Under Armour, Inc. 3.250%, 6/15/26	640	565
VF Corp. 2.950%, 4/23/30	855	914
Vista Outdoor, Inc. 5.875%, 10/1/23	616	602
Weekley Homes LLC 6.625%, 8/15/25	685	692
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	155	157
		21,230

Consumer Staples—2.0%
Albertsons Cos., Inc. 144A 4.625%, 1/15/27(1)	745	745
Altria Group, Inc. 4.800%, 2/14/29	1,130	1,317
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 1/23/29	840	1,015
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	780	882
BAT Capital Corp. 4.906%, 4/2/30	630	740
Chobani LLC 144A 7.500%, 4/15/25(1)	785	757
Kraft Heinz Foods Co. 144A 3.875%, 5/15/27(1)	615	643
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(1)	434	416
Sigma Finance Netherlands BV 144A 4.875%, 3/27/28(1)	800	860
		7,375

Energy—6.8%
Afren plc 144A 11.500%, 2/1/16(1)(2)(5)	464	—
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	660	444
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	515	407
Blue Racer Midstream LLC 144A 6.625%, 7/15/26(1)	750	667
BP Capital Markets plc 4.875% (6)(7)	1,075	1,110
Callon Petroleum Co. 6.125%, 10/1/24	290	99
CGG SA PIK Interest Capitalization, (3 month LIBOR + 4.000%) 144A 5.000%, 2/21/24(1)(8)	5	5
Cheniere Energy Partners LP
5.625%, 10/1/26	332	329
144A 4.500%, 10/1/29(1)	400	390
CITGO Holding, Inc. 144A 9.250%, 8/1/24(1)	515	512

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	$530	$531
CrownRock LP 144A 5.625%, 10/15/25(1)	670	600
DCP Midstream Operating LP
5.375%, 7/15/25	230	228
5.625%, 7/15/27	30	30
Denbury Resources, Inc. 144A 9.250%, 3/31/22(1)(2)	251	100
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	190	192
144A 6.500%, 7/1/27(1)	220	225
Geopark Ltd. 144A 6.500%, 9/21/24(1)	760	699
HollyFrontier Corp. 5.875%, 4/1/26	900	995
KazMunayGas National Co. JSC
144A 4.750%, 4/19/27(1)	1,705	1,846
144A 6.375%, 10/24/48(1)	270	340
Kinder Morgan, Inc. 7.750%, 1/15/32	805	1,125
MEG Energy Corp. 144A 7.125%, 2/1/27(1)	485	403
Nabors Industries, Inc. 5.750%, 2/1/25	355	144
Occidental Petroleum Corp.
2.700%, 8/15/22	190	177
3.500%, 8/15/29	340	250
Odebrecht Offshore Drilling Finance Ltd. PIK Interest Capitalization, 144A 7.720%, 12/1/26(1)(9)	909	82
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(7)	124	—
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	840	760
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	635	481
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	2,075	2,646
Petrobras Global Finance B.V. 5.750%, 2/1/29	1,265	1,300
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(2)	1,580	38
Petroleos Mexicanos
6.375%, 1/23/45	610	454
6.350%, 2/12/48	480	356
144A 5.950%, 1/28/31(1)	1,200	990
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	965	1,072
Plains All American Pipeline LP 3.800%, 9/15/30	870	857
Sabine Pass Liquefaction LLC 4.200%, 3/15/28	505	542
Sanchez Energy Corp. 144A 7.250%, 2/15/23(1)(2)(5)	375	4
Sinopec Group Overseas Development 2017 Ltd. 144A 3.625%, 4/12/27(1)	700	768
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	855	1,007
Targa Resources Partners LP 5.875%, 4/15/26	623	617
Transocean, Inc. 144A 8.000%, 2/1/27(1)	70	39
	Par Value	Value

Energy—continued
USA Compression Partners LP 6.875%, 4/1/26	$400	$386
Vine Oil & Gas LP 144A 8.750%, 4/15/23(1)	573	344
		24,591

Financials—8.8%
Acrisure LLC
144A 8.125%, 2/15/24(1)	255	265
144A 7.000%, 11/15/25(1)	780	746
AerCap Ireland Capital DAC 3.650%, 7/21/27	975	863
Allstate Corp. (The) Series B 5.750%, 8/15/53(6)	845	873
Athene Holding Ltd. 4.125%, 1/12/28	935	965
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	725	806
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	1,005	828
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	828
Banco de Bogota S.A. 144A 6.250%, 5/12/26(1)	530	560
Bank of America Corp. 3.419%, 12/20/28	840	935
Bank of Montreal 3.803%, 12/15/32	529	569
Bank of New York Mellon Corp. (The) Series G 4.700% (7)	795	827
Brighthouse Financial, Inc.
3.700%, 6/22/27	240	245
5.625%, 5/15/30	663	735
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	785	773
Capital One Financial Corp. 3.750%, 7/28/26	1,030	1,124
Charles Schwab Corp. (The) Series G 5.375% (7)	885	946
Citadel LP 144A 4.875%, 1/15/27(1)	605	624
Citigroup, Inc. 3.980%, 3/20/30	840	963
Discover Bank 4.682%, 8/9/28	865	873
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(1)	645	645
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	845	905
Goldman Sachs Group, Inc. (The) 3.850%, 1/26/27	875	987
Grupo de Inversiones Suramericana S.A. 144A 5.500%, 4/29/26(1)	610	656
ICAHN Enterprises LP 6.250%, 5/15/26	765	766
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	740	731
Jefferies Group LLC 4.850%, 1/15/27	360	396
JPMorgan Chase & Co.
4.005%, 4/23/29	840	971
2.956%, 5/13/31	1,715	1,824

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	$355	$284
Lincoln National Corp. (3 month LIBOR + 2.040%) 3.175%, 4/20/67(4)(6)	300	197
MSCI, Inc. 144A 4.000%, 11/15/29(1)	571	582
Navient Corp.
6.750%, 6/25/25	611	584
5.000%, 3/15/27	200	168
NMI Holdings, Inc. 144A 7.375%, 6/1/25(1)	300	314
Prudential Financial, Inc.
5.875%, 9/15/42	485	516
5.625%, 6/15/43(6)	450	479
Santander Holdings USA, Inc.
3.500%, 6/7/24	270	284
4.400%, 7/13/27	700	759
Springleaf Finance Corp.
7.125%, 3/15/26	670	693
5.375%, 11/15/29	60	56
Synchrony Financial 3.950%, 12/1/27	850	888
Synovus Financial Corp. 5.900%, 2/7/29	437	427
Toronto-Dominion Bank (The) 3.625%, 9/15/31	910	1,016
Voya Financial, Inc. 5.650%, 5/15/53	615	620
Wells Fargo & Co. Series S 5.900% (6)(7)	640	634
		31,730

Health Care—3.7%
Advanz Pharma Corp., Ltd. 8.000%, 9/6/24	104	96
Avantor, Inc.
144A 6.000%, 10/1/24(1)	302	315
144A 9.000%, 10/1/25(1)	388	418
Bausch Health Americas, Inc.
144A 9.250%, 4/1/26(1)	190	206
144A 8.500%, 1/31/27(1)	315	334
Bausch Health Cos., Inc. 144A 7.000%, 1/15/28(1)	455	469
Centene Corp. 4.625%, 12/15/29	325	344
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(1)	615	607
Community Health Systems, Inc. 144A 6.625%, 2/15/25(1)	375	352
Encompass Health Corp.
4.500%, 2/1/28	870	834
4.750%, 2/1/30	115	110
HCA, Inc.
5.375%, 2/1/25	319	342
5.625%, 9/1/28	397	443
4.125%, 6/15/29	720	794
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(1)	1,050	1,084
LifePoint Health, Inc.
144A 6.750%, 4/15/25(1)	320	330
144A 4.375%, 2/15/27(1)	305	288
	Par Value	Value

Health Care—continued
Ortho-Clinical Diagnostics, Inc.
144A 7.375%, 6/1/25(1)	$370	$376
144A 7.250%, 2/1/28(1)	110	112
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	335	344
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	935	1,020
Select Medical Corp. 144A 6.250%, 8/15/26(1)	520	526
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	670	605
144A 10.000%, 4/15/27(1)	290	290
Tenet Healthcare Corp.
8.125%, 4/1/22	155	163
144A 7.500%, 4/1/25(1)	65	69
144A 5.125%, 11/1/27(1)	735	725
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/1/26	850	759
144A 7.125%, 1/31/25(1)	200	213
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(1)	927	897
		13,465

Industrials—5.6%
Alaska Airlines Pass-Through-Trust 144A 4.800%, 8/15/27(1)	905	916
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(1)	990	1,039
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	580	545
ASGN, Inc. 144A 4.625%, 5/15/28(1)	400	391
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	870	894
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	807	679
Boeing Co. (The)
5.150%, 5/1/30	550	614
5.805%, 5/1/50	220	260
5.930%, 5/1/60	220	260
Bombardier, Inc.
144A 8.750%, 12/1/21(1)	530	431
144A 7.500%, 12/1/24(1)	505	328
144A 7.500%, 3/15/25(1)	280	183
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	125	125
Compass Group Diversified Holdings LLC 144A 8.000%, 5/1/26(1)	90	91
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	145	148
Doric Nimrod Air Alpha Pass-Through-Trust 2013-1, A 144A 5.250%, 5/30/23(1)	469	427
DP World plc 144A 6.850%, 7/2/37(1)	730	887
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	390	384
GFL Environmental, Inc.
144A 7.000%, 6/1/26(1)	269	280
144A 8.500%, 5/1/27(1)	153	166
Hawaiian Airlines Pass-Through Certificates 2013-1, B 4.950%, 1/15/22	764	724

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Industrials—continued
Hillenbrand, Inc. 4.500%, 9/15/26	$1,175	$1,180
Howmet Aerospace, Inc. 6.875%, 5/1/25	365	396
Meritor, Inc. 144A 6.250%, 6/1/25(1)	200	202
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	170	170
Norwegian Air Shuttle ASA Pass-Through Trust 2016-1, A 144A 4.875%, 5/10/28(1)	862	741
Oshkosh Corp. 4.600%, 5/15/28	977	1,068
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	775	700
SRS Distribution, Inc. 144A 8.250%, 7/1/26(1)	450	457
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	1,110	1,099
Stanley Black & Decker, Inc. 4.000%, 3/15/60(6)	841	841
Titan Acquisition Ltd. 144A 7.750%, 4/15/26(1)	433	410
TransDigm, Inc.
5.500%, 11/15/27	640	559
144A 6.250%, 3/15/26(1)	290	290
Uber Technologies, Inc. 144A 7.500%, 5/15/25(1)	685	690
Vertical Holdco GMBH 144A 7.625%, 7/15/28(1)	200	200
Waste Connections, Inc. 2.600%, 2/1/30	725	765
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	505	533
		20,073

Information Technology—3.4%
Alibaba Group Holding Ltd. 3.400%, 12/6/27	1,045	1,161
Banff Merger Sub, Inc. 144A 9.750%, 9/1/26(1)	493	496
Broadcom, Inc. 144A 4.150%, 11/15/30(1)	890	968
Citrix Systems, Inc. 3.300%, 3/1/30	1,145	1,224
Dell International LLC 144A 8.100%, 7/15/36(1)	295	384
Exela Intermediate LLC 144A 10.000%, 7/15/23(1)(10)	287	70
Flex Ltd. 3.750%, 2/1/26	660	699
Gartner, Inc. 144A 4.500%, 7/1/28(1)	190	192
HP, Inc. 3.400%, 6/17/30	1,120	1,151
Juniper Networks, Inc. 3.750%, 8/15/29	815	911
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	870	877
Motorola Solutions, Inc.
4.600%, 2/23/28	521	592
4.600%, 5/23/29	270	312
	Par Value	Value

Information Technology—continued
Open Text Holdings, Inc. 144A 4.125%, 2/15/30(1)	$710	$697
Radiate Holdco LLC 144A 6.625%, 2/15/25(1)	705	702
ViaSat, Inc. 144A 5.625%, 9/15/25(1)	830	795
VMware, Inc.
3.900%, 8/21/27	636	674
4.700%, 5/15/30	365	403
		12,308

Materials—5.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(1)	1,110	1,182
ARD Finance S.A. PIK Interest Capitalization, 144A 6.500%, 6/30/27(1)(11)	780	772
Ardagh Packaging Finance plc 144A 5.250%, 8/15/27(1)	335	329
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(6)	680	784
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	680	656
Equate Petrochemical BV 144A 4.250%, 11/3/26(1)	765	806
Greif, Inc. 144A 6.500%, 3/1/27(1)	420	427
Hecla Mining Co. 7.250%, 2/15/28	845	858
Illuminate Buyer LLC 144A 9.000%, 7/1/28(1)	115	120
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(1)	335	324
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	960	980
Kaiser Aluminum Corp.
144A 6.500%, 5/1/25(1)	95	99
144A 4.625%, 3/1/28(1)	480	459
Kraton Polymers LLC 144A 7.000%, 4/15/25(1)	716	720
Mauser Packaging Solutions Holding Co. 144A 7.250%, 4/15/25(1)	1,085	984
Novelis Corp. 144A 4.750%, 1/30/30(1)	920	879
Olin Corp. 5.625%, 8/1/29	690	635
PolyOne Corp. 144A 5.750%, 5/15/25(1)	848	872
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(1)	735	737
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	795	898
Schweitzer-Mauduit International, Inc. 144A 6.875%, 10/1/26(1)	595	608
Scotts Miracle-Gro Co. (The) 4.500%, 10/15/29	465	478
Sonoco Products Co. 3.125%, 5/1/30	1,015	1,059
Syngenta Finance N.V. 144A 4.441%, 4/24/23(1)	315	331
Teck Resources Ltd. 6.125%, 10/1/35	870	985

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Materials—continued
TPC Group, Inc. 144A 10.500%, 8/1/24(1)	$285	$255
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	730	748
144A 6.625%, 11/1/25(1)	446	424
Tronox, Inc. 144A 6.500%, 5/1/25(1)	810	814
United States Steel Corp. 144A 12.000%, 6/1/25(1)	685	702
		19,925

Real Estate—3.0%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	995	1,043
Brixmor Operating Partnership LP 4.050%, 7/1/30	920	940
EPR Properties 4.750%, 12/15/26	815	778
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	770	724
GLP Capital LP
5.250%, 6/1/25	600	652
5.750%, 6/1/28	229	252
5.300%, 1/15/29	336	364
Healthcare Realty Trust, Inc. 2.400%, 3/15/30	395	375
Healthcare Trust of America Holdings LP 3.100%, 2/15/30	665	671
Iron Mountain, Inc.
144A 4.875%, 9/15/29(1)	775	754
144A 5.250%, 7/15/30(1)	360	352
iStar, Inc. 4.250%, 8/1/25	770	697
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	105	103
MPT Operating Partnership LP
5.000%, 10/15/27	302	310
4.625%, 8/1/29	145	146
Office Properties Income Trust 4.500%, 2/1/25	900	875
Service Properties Trust
7.500%, 9/15/25	110	115
4.950%, 2/15/27	900	790
Uniti Group LP
8.250%, 10/15/23	515	484
144A 7.875%, 2/15/25(1)	345	350
		10,775

Utilities—3.2%
American Electric Power Co., Inc. 2.300%, 3/1/30	868	876
Black Hills Corp. 2.500%, 6/15/30	865	884
CMS Energy Corp. 4.750%, 6/1/50	860	877
Dominion Energy, Inc. 3.375%, 4/1/30	840	929
DPL, Inc. 4.350%, 4/15/29	998	1,011
	Par Value	Value

Utilities—continued
Edison International 4.950%, 4/15/25	$970	$1,066
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	870	805
Ferrellgas Partners LP 8.625%, 6/15/20(2)	135	34
National Fuel Gas Co. 5.500%, 1/15/26	715	761
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	1,000	1,052
PG&E Corp. 5.250%, 7/1/30	155	156
Talen Energy Supply LLC
144A 7.250%, 5/15/27(1)	145	144
144A 6.625%, 1/15/28(1)	560	548
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	581	607
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/20(1)(5)	375	—
Transportadora de Gas Internacional SA ESP 144A 5.550%, 11/1/28(1)	750	818
Vistra Operations Co. LLC 144A 3.700%, 1/30/27(1)	1,130	1,163
		11,731

Total Corporate Bonds and Notes (Identified Cost $197,506)		195,857

Leveraged Loans(4)—10.4%
Aerospace—0.4%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	648	617
DynCorp International, Inc. Tranche B, First Lien (1 month LIBOR + 6.000%) 6.194%, 8/18/25	327	312
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(12)	215	213
TransDigm, Inc.
Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	215	192
Tranche F (1 month LIBOR + 2.250%) 2.428%, 12/9/25	141	126
		1,460

Chemicals—0.3%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	520	501
Innophos Holdings, Inc. (3 month LIBOR + 3.750%) 3.928%, 2/4/27	399	390
PQ Corp. Tranche B (3 month LIBOR + 3.000%) 0.000%, 2/7/27(12)	65	63
		954

Consumer Non-Durables—0.8%
American Greetings Corp. (1 month LIBOR + 4.500%) 5.500%, 4/6/24	417	384

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Diamond (BC) B.V.
(3 month LIBOR + 3.000%) 3.760%, 9/6/24	$812	$744
(3 month LIBOR + 5.000%) 6.000%, 9/6/24	300	293
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	764	726
Parfums Holding Co., Inc. First Lien (3 month LIBOR + 4.250%) 5.250%, 6/30/24	418	385
Rodan & Fields LLC (1 month LIBOR + 4.000%) 6.250%, 6/16/25	701	348
		2,880

Energy—0.5%
California Resources Corp. 2016 (3 month LIBOR + 10.375%) 0.000%, 12/31/21(2)	420	19
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	324	310
Fieldwood Energy LLC First Lien (3 month LIBOR + 5.250%) 6.250%, 4/11/22(10)	880	160
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.750%) 5.750%, 6/17/27	485	474
Illuminate Buyer LLC Tranche B (3 month LIBOR + 4.000%) 0.000%, 6/16/27(12)	160	157
Traverse Midstream Partners LLC (1 month LIBOR + 4.000%) 5.000%, 9/27/24	654	541
		1,661

Financial—0.5%
Asurion LLC Tranche B-2, Second Lien (1 month LIBOR + 6.500%) 6.678%, 8/4/25	559	555
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.178%, 6/16/25	374	344
Deerfield Dakota Holding LLC Tranche B, First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27	385	373
iStar, Inc. Tranche B (1 month LIBOR + 2.750%) 2.931%, 6/28/23	511	490
		1,762

Food / Tobacco—0.8%
Chobani LLC Tranche B (1 month LIBOR + 3.500%) 4.500%, 10/10/23	476	457
Dole Food Co., Inc. Tranche B (1 month LIBOR + 2.750%) 3.750%, 4/6/24	466	452
Froneri US, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.428%, 1/29/27	735	689
	Par Value	Value

Food / Tobacco—continued
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.866%, 5/23/25	$702	$666
Milk Specialties Co. (1 month LIBOR + 4.000%) 5.000%, 8/16/23	284	266
Shearer’s Foods LLC Second Lien (3 month LIBOR + 6.750%) 7.750%, 6/30/22	460	451
		2,981

Forest Prod / Containers—0.1%
BWay Holding Co. (3 month LIBOR + 3.250%) 4.561%, 4/3/24	317	284
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.322%, 1/31/25	276	242
		526

Gaming / Leisure—0.8%
Affinity Gaming LLC (1 month LIBOR + 3.250%) 4.250%, 7/3/23	500	425
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	110	109
Carnival Corp. (3 month LIBOR + 7.500%) 0.000%, 6/26/25(12)	145	140
Everi Payments, Inc.
(3 month LIBOR + 10.500%) 11.500%, 5/9/24	45	45
Tranche B (3 month LIBOR + 2.750%) 3.822%, 5/9/24	255	233
Landry’s Finance Acquisition Co. Tranche B (3 month LIBOR + 12.000%) 13.000%, 10/6/23	45	47
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24	512	430
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.678%, 2/12/27	647	560
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 3.476%, 8/14/24	332	293
Stars Group Holdings B.V. (3 month LIBOR + 3.500%) 3.808%, 7/10/25	292	290
UFC Holdings LLC Tranche B (3 month LIBOR + 3.250%) 4.250%, 4/29/26	254	242
		2,814

Healthcare—1.5%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.685%, 10/31/25	399	377
Agiliti Health, Inc. (1 month LIBOR + 3.000%) 3.188%, 1/4/26	114	110
AHP Health Partners, Inc. (1 month LIBOR + 4.500%) 5.500%, 6/30/25	483	464
Bausch Health Cos., Inc. (1 month LIBOR + 2.750%) 2.940%, 11/27/25	184	178
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	559	537

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Healthcare—continued
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.928%, 10/10/25	$286	$186
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	650	608
Navicure, Inc. (1 month LIBOR + 4.000%) 4.178%, 10/22/26	254	243
One Call Corp. First Lien (3 month LIBOR + 5.250%) 6.250%, 11/27/22	519	445
Ortho-Clinical Diagnostics, Inc. (1 month LIBOR + 3.250%) 3.429%, 6/30/25	336	314
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 3.435%, 3/5/26	742	712
Sotera Health Holdings LLC First Lien (1 month LIBOR + 4.500%) 5.500%, 12/11/26	469	457
Surgery Center Holdings, Inc. 2020 (1 month LIBOR + 8.000%) 9.000%, 9/30/24	75	75
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.928%, 7/2/25	667	590
		5,296

Housing—0.1%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	325	322
Information Technology—1.0%
Applied Systems, Inc. Second Lien (3 month LIBOR + 7.000%) 8.000%, 9/19/25	305	303
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.438%, 10/9/26	274	260
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	400	378
Kronos, Inc.
2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	818	816
Second Lien (1 month LIBOR + 8.250%) 9.250%, 11/1/24	233	233
SS&C Technologies, Inc.
Tranche B-3 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	184	176
Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 4/16/25	129	123
Ultimate Software Group, Inc. (The)
2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(12)	745	735
Second Lien (3 month LIBOR + 6.750%) 0.000%, 5/3/27(12)	25	25
Vertafore, Inc. First Lien (1 month LIBOR + 3.250%) 3.428%, 7/2/25	456	429
Vertiv Group Corp. (1 month LIBOR + 3.000%) 3.183%, 3/2/27	344	324
		3,802

	Par Value	Value

Manufacturing—0.5%
CPI Acquisition, Inc. First Lien (3 month LIBOR + 4.500%) 6.381%, 8/17/22	$604	$487
Filtration Group Corp. (1 month LIBOR + 3.000%) 3.178%, 3/29/25	520	494
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	395	357
U.S. Farathane LLC Tranche B-4 (3 month LIBOR + 3.500%) 4.500%, 12/23/21	505	377
		1,715

Media / Telecom - Broadcasting—0.1%
Diamond Sports Group LLC (3 month LIBOR + 3.250%) 3.430%, 8/24/26	278	226
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	216	205
		431

Media / Telecom - Cable/Wireless Video—0.2%
Intelsat Jackson Holdings S.A.
(3 month LIBOR + 4.550%) 5.050%, 7/14/21	39	40
(3 month LIBOR + 4.550%) 5.050%, 7/14/21(13)	39	40
Tranche B-5 8.625%, 1/2/24(10)	318	317
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	165	155
		552

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	219	206
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	344	326
Frontier Communications Corp. Tranche B-1 (3 month LIBOR + 3.750%) 5.352%, 6/17/24	310	301
Northwest Fiber LLC Tranche B, First Lien (3 month LIBOR + 5.500%) 5.674%, 4/30/27(5)	135	133
Numericable U.S. LLC Tranche B-12 (1 month LIBOR + 3.688%) 3.872%, 1/31/26	289	277
		1,243

Media / Telecom - Wireless Communications—0.3%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	228	216

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—continued
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	$845	$843
		1,059

Retail—0.1%
Leslie’s Poolmart, Inc. Tranche B-2 (3 month LIBOR + 3.500%) 0.000%, 8/16/23(12)	324	308
Neiman Marcus Group Ltd. LLC
(1 month LIBOR + 11.333%) 12.306%, 10/7/20	66	67
(1 month LIBOR + 11.333%) 12.306%, 10/7/20(13)	19	19
(3 month LIBOR + 0.000%) 0.000%, 10/25/23(2)	328	83
		477

Service—1.4%
Cardtronics USA, Inc. (3 month LIBOR + 4.000%) 0.000%, 6/25/27(12)	505	495
Carlisle Food Service Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25	489	450
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	743	723
GFL Environmental, Inc. 2018 (3 month LIBOR + 3.000%) 4.000%, 5/30/25	453	439
Hoya Midco LLC First Lien (3 month LIBOR + 3.500%) 4.572%, 6/30/24	198	165
Pathway Vet Alliance LLC
(3 month LIBOR + 3.250%) 0.000%, 3/31/27(12)	395	384
First Lien (3 month LIBOR + 4.000%) 0.000%, 3/31/27(12)(13)	32	31
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 2/14/25	602	571
Pi US Mergerco, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 1/3/25	652	622
Sedgwick Claims Management Services, Inc.
2019 (1 month LIBOR + 4.000%) 4.178%, 9/3/26	775	742
2020 (1 month LIBOR + 4.250%) 4.428%, 9/3/26	170	165
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	321	299
		5,086

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	559	450
	Par Value	Value

Transportation - Automotive—continued
Panther BF Aggregator 2 LP First Lien (1 month LIBOR + 3.500%) 3.678%, 4/30/26	$342	$325
		775

Utility—0.5%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	358	346
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.750%, 8/1/25	695	670
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	386	372
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	305	304
PG&E Corp. (3 month LIBOR + 4.500%) 5.500%, 6/18/25	150	147
		1,839

Total Leveraged Loans (Identified Cost $40,793)		37,635

	Shares
Preferred Stocks—1.9%
Financials—1.7%
Citigroup, Inc. Series P, 5.950%	530(14)	526
Discover Financial Services Series D, 6.125%(6)	360,000	369
Huntington Bancshares, Inc. Series E, 5.700%	353(14)	299
JPMorgan Chase & Co. Series HH, 4.600%	347(14)	310
KeyCorp Series D, 5.000%(15)	1,090(14)	1,030
M&T Bank Corp. Series F, 5.125%(15)	598(14)	596
MetLife, Inc. Series D, 5.875%	478(14)	504
PNC Financial Services Group, Inc. (The) Series S, 5.000%	775(14)	786
Truist Financial Corp. Series Q, 5.100%(6)	880(14)	909
Zions Bancorp NA, 6.950%	38,525	997
		6,326

Industrials—0.2%
General Electric Co. Series D, 5.000%	730(14)	573
Total Preferred Stocks (Identified Cost $7,055)		6,899

Common Stocks—0.0%
Communication Services—0.0%
Clear Channel Outdoor Holdings, Inc.(16)	11,677	12
Consumer Discretionary—0.0%
Mark IV Industries(5)	446	2

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Shares	Value

Energy—0.0%
Frontera Energy Corp.	6,656	$17
Total Common Stocks (Identified Cost $176)		31

Exchange-Traded Funds—1.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,364	1,663
iShares iBoxx High Yield Corporate Bond ETF	18,190	1,485
SPDR Bloomberg Barclays High Yield Bond Fund ETF	28,410	2,874
Total Exchange-Traded Funds (Identified Cost $5,807)		6,022

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp.(5)(16)	6,252	5
Total Rights (Identified Cost $5)		5

Warrant—0.0%
Communication Services—0.0%
iHeartMedia, Inc.(5)	4,966	44
Total Warrant (Identified Cost $86)		44

Total Long-Term Investments—98.9% (Identified Cost $362,109)		357,694

TOTAL INVESTMENTS—98.9% (Identified Cost $362,109)		$357,694
Other assets and liabilities, net—1.1%		4,012
NET ASSETS—100.0%		$361,706

Abbreviations:
BAM	Build America Municipal Insured
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Foreign Currencies:
MXN	Mexican Peso

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $194,401 or 53.7% of net assets.
(2)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date.
(8)	100% of the income received was in PIK.
(9)	13% of the income received was in cash and 87% was in PIK.
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	100% of the income received was in cash.
(12)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(13)	Represents unfunded portion of security and commitment fee earned on this portion.
(14)	Value shown as par value.
(15)	Interest may be forfeited.
(16)	Non-income producing.

Country Weightings†
United States	72%
Indonesia	4
Canada	3
Netherlands	3
Cayman Islands	3
Russia	2
Mexico	1
Other	12
Total	100%
† % of total investments as of June 30, 2020.

See Notes to Schedule of Investments

Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$31,486	$—	$31,486	$—
Corporate Bonds and Notes	195,857	—	195,853	4(1)
Foreign Government Securities	30,179	—	30,179	—
Leveraged Loans	37,635	—	37,502	133
Mortgage-Backed Securities	48,464	—	48,464	—
Municipal Bonds	518	—	518	—
U.S. Government Security	554	—	554	—
Equity Securities:
Preferred Stocks	6,899	997	5,902	—
Common Stocks	31	29	—	2
Rights	5	—	—	5
Warrant	44	—	—	44
Exchange-Traded Funds	6,022	6,022	—	—
Total Investments	$357,694	$7,048	$350,458	$188

(1)	Includes internally fair valued security.
Securities held by the Fund with an end of period value of $4 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Securities held by the Fund with an end of period value of $1,171 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Asset-Backed Securities	Corporate Bonds And Notes	Leveraged Loans	Mortgage-Backed Securities	Common Stocks	Rights	Warrant
Investments in Securities
Balance as of September 30, 2019:	$2,725	$753	$—(a)(b)	$—	$1,883	$12	$6	$71
Accrued discount/(premium)	—(a)	—	—	—(a)	—(a)	—	—	—
Realized gain (loss)	(9)	—	—	—	(9)	—	—	—
Change in unrealized appreciation (depreciation)(c)	(48)	—	—	3	(13)	(10)	(1)	(27)
Purchases	130	—	—	130	—	—	—	—
Sales(d)	(1,443)	(753)	—	—	(690)	—	—	—
Transfers into Level 3(e)	4	—	4	—	—	—	—	—
Transfers from Level 3(e)	(1,171)	—	—	—	(1,171)	—	—	—
Balance as of June 30, 2020	$188	$—	$4(f)	$133	$—	$2	$5	$44
(a)Amount is less than $500.
(b)Includes internally fair valued security currently priced at zero ($0).
(c)The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $(33).
(d)Includes paydowns on securities.
(e)“Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(f)Includes internally fair valued security.
See Notes to Schedule of Investments

NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.